Subsequent event (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Jan. 01, 2022	Nov. 09, 2021	Nov. 01, 2021	Oct. 01, 2021
Thrift Home Care Inc
Subsequent event
Pro forma revenue recognized	$ 2,900,000
Pro forma net income(loss) recognized	400,000
Heckman Healthcare Services & Supplies, Inc
Subsequent event
Pro forma revenue recognized	2,600,000
Pro forma net income(loss) recognized	60,000
Southeastern Biomedical Services, LLC
Subsequent event
Pro forma revenue recognized	1,600,000
Pro forma net income(loss) recognized	250,000
At Home Health Equipment, LLC
Subsequent event
Pro forma revenue recognized	12,800,000
Pro forma net income(loss) recognized	$ 90,000
Major business combination | Thrift Home Care Inc
Subsequent event
Consideration transferred					$ 2,174,000
Cash consideration					1,804,000
Holdback consideration					$ 195,000
Major business combination | Heckman Healthcare Services & Supplies, Inc
Subsequent event
Consideration transferred				$ 2,289,000
Cash consideration				1,949,000
Holdback consideration				$ 340,000
Major business combination | Southeastern Biomedical Services, LLC
Subsequent event
Consideration transferred			$ 298,000
Cash consideration			198,000
Holdback consideration			$ 100,000
Major business combination | At Home Health Equipment, LLC
Subsequent event
Consideration transferred		$ 13,117,000
Cash consideration		11,797,000
Holdback consideration		$ 1,220,000